FINANCIAL ASSETS AND LIABILITIES - Financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	$ 11,630	$ 11,116
Financial liabilities, at fair value	12,110	11,570
Non-current financial liabilities	10,362	8,070
Current financial liabilities	1,268	3,046
Financial liabilities at fair value
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	109	83
Financial liabilities, at fair value	109	83
Financial liabilities at fair value through profit or loss | Foreign exchange contracts
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value		29
Financial liabilities, at fair value		29
Financial liabilities at fair value through profit or loss | Contingent consideration
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	49	47
Financial liabilities, at fair value	49	47
Derivatives designated as hedges | Foreign exchange contracts | Derivatives designated as cash flow hedges
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value		4
Financial liabilities, at fair value		4
Derivatives designated as hedges | Cross currency interest rate exchange contracts | Net investment hedge accounting
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	59
Financial liabilities, at fair value	59
Derivatives designated as hedges | Interest rate exchange contracts | Derivatives designated as cash flow hedges
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	1	3
Financial liabilities, at fair value	1	3
Financial liabilities at amortized cost | Bank loans and bonds at amortized cost
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	11,103	10,489
Financial liabilities, at fair value	11,548	10,983
Financial liabilities at amortized cost | Financial liabilities at amortised cost
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	11,521	11,033
Financial liabilities, at fair value	12,001	11,487
Financial liabilities at amortized cost | Bank loans and bonds at amortized cost
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	11,198	10,702
Financial liabilities, at fair value	11,678	11,156
Financial liabilities at amortized cost | Interest accrued
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	129	173
Financial liabilities, at fair value	130	173
Financial liabilities at amortized cost | Discounts, unamortized fees, hedge basis adjustment
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	(34)	40
Financial liabilities at amortized cost | Put-option liability over non-controlling interest
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	310	290
Financial liabilities, at fair value	310	290
Financial liabilities at amortized cost | Other financial liabilities
FINANCIAL LIABILITIES
Total financial liabilities, at carrying value	13	41
Financial liabilities, at fair value	$ 13	$ 41